ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
Summary of subsidiaries, VIE and VIE's subsidiaries

The Company’s subsidiaries, the VIE and VIE’s major subsidiaries as of December 31, 2023 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	Hong Kong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang	Nov 24, 2020	Beijing, China	100%	Education technical services
Chengdu Yuexuebang	Oct 20, 2023	Chengdu, China	100%	Education technical services
Shanghai Chuxuebang Network Technology Co., Ltd ("Shanghai Chuxuebang")	Feb 18, 2021	Shanghai, China	100%	Education technical services

VIE:
Beijing Gaotu	Jun 4, 2014	Beijing, China	100%	Education services

VIE's major subsidiaries:
Beijing GaoTuYunFan Technology Co., Ltd. ("GaoTuYunFan")	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd. ("GaoTuYunJi")	Jul 18, 2017	Beijing, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd. ("ZhengzhouGaoTu")	Jan 19, 2020	Zhengzhou, China	100%	Education services
Wuhan GaoTuYunJi Education Technology Co., Ltd. ("WuhanGaoTu")	Apr 1, 2020	Wuhan, China	100%	Education services
Guangzhou XingHuo Online Computer Technology Co., Ltd. ("Guangzhou XingHuo")	Aug 18, 2022	Guangzhou, China	100%	Education services
Guangzhou GaoTu Technology Co., Ltd ("GuangzhouGaoTu")	Dec 9, 2022	Guangzhou, China	100%	Education services

Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances

The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 was included in the accompanying consolidated financial statements:

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	312,055	232,653
Restricted cash	22	33,901
Short-term investments	1,068,365	1,367,078
Inventory, net	22,783	24,596
Prepaid expenses and other current assets, net	345,132	586,392
Total current assets	1,748,357	2,244,620
Operating lease right-of-use assets	41,014	158,054
Property, equipment and software, net	533,588	517,599
Intangible assets, net	18,932	16,227
Land use right, net	27,373	26,568
Long-term investments	—	768,182
Goodwill	331	331
Deferred tax assets	15,679	11,312
Rental deposit	2,827	11,041
Other non-current assets	1,392	1,024
Total non-current assets	641,136	1,510,338
Total assets	2,389,493	3,754,958

Accrued expenses and other current liabilities	367,477	484,222
Deferred revenue, current portion	906,914	1,113,480
Operating lease liabilities, current portion	21,281	34,401
Income tax payable	260	4,210
Total current liabilities	1,295,932	1,636,313
Deferred revenue, non-current portion	52,419	124,141
Operating lease liabilities, non-current portion	17,457	121,277
Deferred tax liabilities	74,341	71,850
Total non-current liabilities	144,217	317,268
Total liabilities	1,440,149	1,953,581

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	6,561,747	2,498,214	2,960,813
Net income	94,795	555,880	598,211
Net cash (used in)/generated from operating activities	(580,304)	558,050	919,990
Net cash generated from/(used in) investing activities	121,861	(87,007)	(1,157,633)
Net cash used in financing activities	(100,621)	—	—